Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

February 1, 2012

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 91 (“PEA No. 91”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 91 is to introduce the WisdomTree China Dividend ex-Financials Fund as a new series of the Trust.

If you have any questions regarding these materials, please do not hesitate to contact the undersigned at (202) 739-5391.

Sincerely,

/s/ Kathleen M. Long

Kathleen M. Long

Enclosures